SCHEDULE OF INVESTMENTS
Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services
Alternative Carriers – 1.3%
CommScope Finance LLC, 6.000%, 3-1-26(A)	$300	$307
Zayo Group Holdings, Inc., 6.125%, 3-1-28(A)	230	224

		531

Broadcasting – 5.0%
AMC Networks, Inc., 5.000%, 4-1-24	250	247
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24	416	386
Nexstar Escrow, Inc., 5.625%, 7-15-27(A)	311	311
Sirius XM Radio, Inc., 4.625%, 7-15-24(A)	376	386
TEGNA, Inc., 5.000%, 9-15-29(A)	592	558
Terrier Media Buyer, Inc., 8.875%, 12-15-27(A)	120	115

		2,003

Cable & Satellite – 5.1%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.125%, 5-1-27(A)	531	549
4.750%, 3-1-30(A)	250	256
CSC Holdings LLC:
6.500%, 2-1-29(A)	425	464
5.750%, 1-15-30(A)	257	269
DISH DBS Corp., 7.750%, 7-1-26	475	504

		2,042

Integrated Telecommunication Services – 2.0%
CenturyLink, Inc., 5.125%, 12-15-26(A)	270	270
Sprint Corp., 7.625%, 3-1-26	300	354
West Corp., 8.500%, 10-15-25(A)	190	151

		775

Movies & Entertainment – 2.3%
iHeartCommunications, Inc., 8.375%, 5-1-27	285	261
Netflix, Inc., 5.875%, 11-15-28	570	648

		909

Publishing – 0.6%
Meredith Corp., 6.875%, 2-1-26	300	249

Wireless Telecommunication Service – 2.0%
SBA Communications Corp., 4.875%, 9-1-24	355	364
T-Mobile USA, Inc., 6.500%, 1-15-26	390	407

		771

Total Communication Services - 18.3%		7,280
Consumer Discretionary
Auto Parts & Equipment – 1.1%
Panther BF Aggregator 2 L.P.:
6.250%, 5-15-26(A)	175	181

8.500%, 5-15-27(A)	250	251

		432

Automobile Manufacturers – 2.4%
Ford Motor Co., 9.000%, 4-22-25	550	595
Tesla, Inc. (GTD by SolarCity Corp.), 5.300%, 8-15-25(A)	346	345

		940

Automotive Retail – 0.2%
Allison Transmission, Inc., 5.000%, 10-1-24(A)	100	100

Casinos & Gaming – 2.7%
Boyd Gaming Corp., 4.750%, 12-1-27(A)	150	129
CRC Escrow Issuer LLC and CRC Finco, Inc., 5.250%, 10-15-25(A)	270	235
Golden Nugget, Inc., 6.750%, 10-15-24(A)	175	126
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc., 5.625%, 5-1-24	110	114
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
5.000%, 10-15-25(A)	365	337
8.250%, 3-15-26(A)	140	124

		1,065

Consumer Electronics – 0.4%
Spectrum Brands, Inc. (GTD by SB/RH Holdings), 5.750%, 7-15-25	165	169

Housewares & Specialties – 1.1%
Newell Rubbermaid, Inc.:
3.850%, 4-1-23	210	216
4.200%, 4-1-26	200	210

		426

Leisure Facilities – 2.1%
Diamond Sports Group LLC and Diamond Sports Finance Co. (GTD by Diamond Sports Intermediate Holdings LLC):
5.375%, 8-15-26(A)	440	319
6.625%, 8-15-27(A)	500	268
Six Flags Entertainment Corp., 4.875%, 7-31-24(A)	262	234

		821

Leisure Products – 0.7%
Mattel, Inc., 6.750%, 12-31-25(A)	285	296

Restaurants – 3.3%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5-15-24(A)	250	250
5.000%, 10-15-25(A)	416	414
Aramark Services, Inc. (GTD by Aramark Corp.), 5.000%, 2-1-28(A)	310	295

KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC:
5.000%, 6-1-24(A)	250	255
5.250%, 6-1-26(A)	100	102

		1,316

Specialized Consumer Services – 1.1%
Uber Technologies, Inc.:
8.000%, 11-1-26(A)	275	280
7.500%, 9-15-27(A)	160	160

		440

Specialty Stores – 1.4%
PetSmart, Inc., 5.875%, 6-1-25(A)	203	203
Staples, Inc.:
7.500%, 4-15-26(A)	244	192
10.750%, 4-15-27(A)	275	168

		563

Tires & Rubber – 0.5%
Goodyear Tire & Rubber Co. (The), 5.125%, 11-15-23	200	192

Total Consumer Discretionary - 17.0%		6,760
Consumer Staples
Agricultural Products – 0.5%
NBM U.S. Holdings, Inc., 7.000%, 5-14-26(A)	200	200

Food Distributors – 0.4%
Performance Food Group, Inc., 5.500%, 10-15-27(A)	165	159

Food Retail – 1.1%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
6.625%, 6-15-24	50	51
4.625%, 1-15-27(A)	380	380

		431

Packaged Foods & Meats – 2.6%
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(A)	250	265
5.500%, 1-15-30(A)	100	103
Post Holdings, Inc.:
5.000%, 8-15-26(A)	564	566
5.750%, 3-1-27(A)	100	104

		1,038

Total Consumer Staples - 4.6%		1,828
Energy
Oil & Gas Equipment & Services – 0.8%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7-15-25(A)	100	90
Weatherford International Ltd. (GTD by Weatherford International plc and Weatherford International LLC), 11.000%, 12-1-24	350	244

		334

Oil & Gas Exploration & Production – 3.1%
Crownrock L.P., 5.625%, 10-15-25(A)	160	143
Endeavor Energy Resources L.P., 5.750%, 1-30-28(A)	250	240
EQT Corp., 6.125%, 2-1-25	300	299
Matador Resources Co., 5.875%, 9-15-26	220	163
Occidental Petroleum Corp., 2.900%, 8-15-24	270	231
Targa Resources Partners L.P., 5.875%, 4-15-26	163	161

		1,237

Oil & Gas Refining & Marketing – 0.3%
PBF Holding Co. LLC, 6.000%, 2-15-28(A)	132	110

Oil & Gas Storage & Transportation – 2.3%
Cheniere Energy Partners L.P.:
5.250%, 10-1-25	250	249
4.500%, 10-1-29(A)	486	474
EQT Midstream Partners L.P., 4.750%, 7-15-23	200	202

		925

Total Energy - 6.5%		2,606
Financials
Consumer Finance – 2.8%
Ally Financial, Inc., 5.750%, 11-20-25	264	282
Quicken Loans, Inc., 5.250%, 1-15-28(A)	170	177
Springleaf Finance Corp.:
6.125%, 3-15-24	185	188
7.125%, 3-15-26	450	465

		1,112

Financial Exchanges & Data – 2.3%
MSCI, Inc.:
4.000%, 11-15-29(A)	114	116
3.875%, 2-15-31(A)	330	337
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26(A)	150	159
8.250%, 11-15-26(A)	265	287

		899

Other Diversified Financial Services – 0.9%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2-1-22	150	151
6.250%, 5-15-26	200	200

		351

Property & Casualty Insurance – 0.6%
Hub International Ltd., 7.000%, 5-1-26(A)	250	250

Specialized Finance – 2.1%
Banff Merger Sub, Inc., 9.750%, 9-1-26(A)	260	261
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 7.125%, 6-15-24(A)	331	343
Navient Corp., 6.500%, 6-15-22	250	246

		850

Total Financials - 8.7%		3,462
Health Care
Health Care Facilities – 8.2%
Community Health Systems, Inc.:
6.250%, 3-31-23	874	823
8.000%, 3-15-26(A)	90	85

DaVita, Inc., 4.625%, 6-1-30(A)	330	328
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.625%, 9-1-28	684	763
3.500%, 9-1-30	250	241
MPH Acquisition Holdings LLC, 7.125%, 6-1-24(A)	361	336
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(A)	275	281
Select Medical Corp., 6.250%, 8-15-26(A)	129	130
Tenet Healthcare Corp., 4.625%, 7-15-24	310	304

		3,291

Health Care Services – 1.0%
Envision Healthcare Corp., 8.750%, 10-15-26(A)	195	92
IQVIA, Inc., 5.000%, 5-15-27(A)	300	307

		399

Health Care Technology – 1.1%
Change Healthcare Holdings, Inc., 5.750%, 3-1-25(A)	270	266
Verscend Holding Corp., 9.750%, 8-15-26(A)	150	162

		428

Life Sciences Tools & Services – 1.7%
Avantor, Inc.:
6.000%, 10-1-24(A)	300	314
9.000%, 10-1-25(A)	340	366

		680

Pharmaceuticals – 3.0%
IMS Health, Inc., 5.000%, 10-15-26(A)	200	206
Par Pharmaceutical, Inc., 7.500%, 4-1-27(A)	300	308
Valeant Pharmaceuticals International, Inc., 7.000%, 3-15-24(A)	645	669

		1,183

Total Health Care - 15.0%		5,981
Industrials
Aerospace & Defense – 3.6%
Bombardier, Inc., 7.875%, 4-15-27(A)	580	380
TransDigm, Inc. (GTD by TransDigm Group, Inc.), 6.250%, 3-15-26(A)	1,050	1,049

		1,429

Air Freight & Logistics – 0.3%
XPO Logistics, Inc., 6.250%, 5-1-25(A)	110	115

Building Products – 0.7%
Beacon Escrow Corp., 4.875%, 11-1-25(A)	293	261

Construction Machinery & Heavy Trucks – 0.6%
Navistar International Corp. (GTD by Navistar, Inc.), 6.625%, 11-1-25(A)	240	227

Diversified Support Services – 1.3%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
6.500%, 12-15-26	140	147
4.875%, 1-15-28	350	359

		506

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc.:
7.125%, 6-15-25(A)	100	106
7.250%, 6-15-28(A)	210	221

		327

Office Services & Supplies – 0.3%
Xerox Corp., 4.125%, 3-15-23	130	130

Security & Alarm Services – 1.4%
Allied Universal Holdco LLC:
6.625%, 7-15-26(A)	100	105
9.750%, 7-15-27(A)	150	158
Prime Security Services Borrower LLC and Prime Finance, Inc., 5.750%, 4-15-26(A)	300	311

		574

Trucking – 0.8%
Herc Holdings, Inc., 5.500%, 7-15-27(A)	320	321

Total Industrials - 9.8%		3,890
Information Technology
Application Software – 1.5%
Solera LLC and Solera Finance, Inc., 10.500%, 3-1-24(A)	308	314
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(A)	280	285

		599

Communications Equipment – 0.3%
SSL Robotics LLC, 9.750%, 12-31-23(A)	100	107

Data Processing & Outsourced Services – 0.2%
Exela Intermediate LLC and Exela Finance, Inc., 10.000%, 7-15-23(A)	370	90

Technology Hardware, Storage & Peripherals – 0.7%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc., 8.625%, 11-15-24(A)	295	300

Total Information Technology - 2.7%		1,096
Materials
Aluminum – 1.3%
Novelis Corp. (GTD by Novelis, Inc.):
5.875%, 9-30-26(A)	210	210
4.750%, 1-30-30(A)	309	295

		505

Commodity Chemicals – 0.9%
NOVA Chemicals Corp.:
4.875%, 6-1-24(A)	215	201
5.250%, 6-1-27(A)	196	172

		373

Diversified Metals & Mining – 1.4%
First Quantum Minerals Ltd.:
7.250%, 4-1-23(A)	260	249
7.500%, 4-1-25(A)	312	299

		548

Metal & Glass Containers – 1.1%
BWAY Holding Co.:
5.500%, 4-15-24(A)	323	317
7.250%, 4-15-25(A)	160	145

		462

Paper Packaging – 0.8%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 5.125%, 7-15-23(A)	320	324

Total Materials - 5.5%		2,212
Real Estate
Hotel & Resort REITs – 1.4%
Hilton Domestic Operating Co., Inc.:
5.125%, 5-1-26	250	249
4.875%, 1-15-30	325	320

		569

Real Estate Development – 0.3%
Howard Hughs Corp., 5.375%, 3-15-25(A)	150	140

Specialized REITs – 1.9%
Iron Mountain, Inc., 4.875%, 9-15-29(A)	190	185
Uniti Group L.P., Uniti Fiber Holdings, Inc., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.), 7.875%, 2-15-25(A)	250	253
VICI Properties L.P. and VICI Note Co., Inc., 4.125%, 8-15-30(A)	320	305

		743

Total Real Estate - 3.6%		1,452
Utilities
Electric Utilities – 3.0%
Calpine Corp.:
4.500%, 2-15-28(A)	100	98
5.125%, 3-15-28(A)	300	293
Emera, Inc., Series 2016-A, 6.750%, 6-15-76	220	238
Vistra Operations Co. LLC:
5.625%, 2-15-27(A)	455	467
5.000%, 7-31-27(A)	100	102

		1,198

Independent Power Producers & Energy Traders – 1.1%
NRG Energy, Inc., 6.625%, 1-15-27	396	414

Multi-Utilities – 0.5%
MEG Energy Corp., 7.125%, 2-1-27(A)	244	203

Total Utilities - 4.6%		1,815

TOTAL CORPORATE DEBT SECURITIES – 96.3%		$38,382
(Cost: $39,658)

SHORT-TERM SECURITIES	Shares
Money Market Funds(B) - 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	277	277

TOTAL SHORT-TERM SECURITIES – 0.7%		$277
(Cost: $277)

TOTAL INVESTMENT SECURITIES – 97.0%		$38,659
(Cost: $39,935)

CASH AND OTHER ASSETS, NET OF LIABILITIES(C) – 3.0%	1,213

NET ASSETS – 100.0%	$39,872

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $26,346 or 66.1% of net assets.

(B)	Rate shown is the annualized 7-day yield at June 30, 2020.
(C)	Cash of $294 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	Short	160	9-28-20	16,000	$(20,119)	$(59)
U.S. 10-Year Treasury Note	Short	80	9-30-20	8,000	(11,134)	(33)
U.S. 2-Year Treasury Note	Short	39	9-30-20	7,800	(8,612)	(2)

					$(39,865)	$(94)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$38,382	$—
Short-Term Securities	277	—	—

Total	$277	$38,382	$—

Liabilities
Futures Contracts	$94	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$39,935

Gross unrealized appreciation	712
Gross unrealized depreciation	(1,988)

Net unrealized depreciation	$(1,276)